STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 666,267,325	$ 560,033,200
Investment in a fully benefit-responsive investment contract, at contract value	56,557,625	69,267,664
Total investments	722,824,950	629,300,864
Receivables:
Notes receivable from participants	5,162,258	5,254,707
Employer contributions	1,218,778	1,140,740
Total receivables	6,381,036	6,395,447
Cash (noninterest-bearing)	0	40,000
TOTAL ASSETS	729,205,986	635,736,311
LIABILITIES	0	0
NET ASSETS AVAILABLE FOR BENEFITS	$ 729,205,986	$ 635,736,311